Commitments (Schedule of Commitments for Office Leases) (Details)	Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	$ 657,466
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	215,485
Payable later than one year and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	441,981
Payable later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease
Vancouver Office [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	98,144
Vancouver Office [Member] | 2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	73,608
Vancouver Office [Member] | Payable later than one year and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	24,536
Vancouver Office [Member] | Payable later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease
Eiko Office [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	559,322
Eiko Office [Member] | 2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	141,877
Eiko Office [Member] | Payable later than one year and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	417,445
Eiko Office [Member] | Payable later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease